UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23264

 NAME OF REGISTRANT:                     Altaba Inc.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 140 East 45th Street, 15th
                                         Floor
                                         New York, NY 10017

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Arthur Chong, Esq.
                                         General Counsel and Secretary
                                         140 East 45th Street, 15th
                                         Floor
                                         New York, NY 10017

 REGISTRANT'S TELEPHONE NUMBER:          646-679-2000

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2017 - 06/30/2018


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

Altaba, Inc.
--------------------------------------------------------------------------------------------------------------------------
 GOMAJI CORP., LTD                                                                           Agenda Number:  709542371
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y50554107
    Meeting Type:  AGM
    Meeting Date:  26-Jun-2018
          Ticker:
            ISIN:  TW0008472002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      TO RECOGNIZE THE 2017 BUSINESS REPORTS AND                Mgmt          No vote
       FINANCIAL STATEMENTS

2      TO RECOGNIZE THE 2017 PROFIT DISTRIBUTION.                Mgmt          No vote
       PROPOSED CASH DIVIDEND: TWD 1 PER SHARE

3.1    THE ELECTION OF THE                                       Mgmt          No vote
       DIRECTOR:WU,YI-LIN,SHAREHOLDER
       NO.A122310XXX

3.2    THE ELECTION OF THE DIRECTOR:WU YI LING                   Mgmt          No vote
       CO., LTD.,SHAREHOLDER NO.135,PENG,PEI-YE AS
       REPRESENTATIVE

3.3    THE ELECTION OF THE                                       Mgmt          No vote
       DIRECTOR:WU,YI-DA,SHAREHOLDER NO.133

3.4    THE ELECTION OF THE                                       Mgmt          No vote
       DIRECTOR:CHEN,YI-BIN,SHAREHOLDER NO.30

3.5    THE ELECTION OF THE INDEPENDENT                           Mgmt          No vote
       DIRECTOR:PENG,ZHENG-JIE,SHAREHOLDER
       NO.M120289XXX

3.6    THE ELECTION OF THE INDEPENDENT                           Mgmt          No vote
       DIRECTOR:CHA,SHI-CHAO,SHAREHOLDER
       NO.A120386XXX

3.7    THE ELECTION OF THE INDEPENDENT                           Mgmt          No vote
       DIRECTOR:CHEN,ZHEN-HONG,SHAREHOLDER
       NO.A123244XXX



--------------------------------------------------------------------------------------------------------------------------
YAHOO JAPAN CORPORATION
--------------------------------------------------------------------------------------------------------------------------
   Security cODE:  4689
    Meeting Type:  Annual
    Meeting Date:  25-Jun-2018
            ISIN:  JP3933800009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    ELECTION OF DIRECTOR: KENTARO KAWABE                      Mgmt          For                            For

1B.    ELECTION OF DIRECTOR: MANABU MIYASAKA                     Mgmt          For                            For

1C.    ELECTION OF DIRECTOR: MASAYOSHI SON                       Mgmt          For                            For

1D.    ELECTION OF DIRECTOR: KEN MIYAUCHI                        Mgmt          For                            For

1E.    ELECTION OF DIRECTOR: ARTHUR CHONG                        Mgmt          For                            For

1F.    ELECTION OF DIRECTOR: ALEXI A. WELLMAN                    Mgmt          For                            For

2.     ELECTION OF DIRECTOR SERVING ON AUDIT AND                 Mgmt          For                            For
       SUPERVISORY COMMITTEE: KAZUKO KIMIWADA

3A.    ELECTION OF SUBSTITUTE DIRECTOR SERVING ON                Mgmt          For                            For
       AUDIT AND SUPERVISORY COMMITTEE: HIROSHI TOBITA

3B.    ELECTION OF SUBSTITUTE DIRECTOR SERVING ON                Mgmt          For                            For
       AUDIT AND SUPERVISORY COMMITTEE: HIROSHI MORIKAWA




* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Altaba Inc.
By (Signature)       /s/ Thomas J. McInerney
Name                 Thomas J. McInerney
Title                President
Date                 08/24/2018